Balance Sheet - ILS (₪)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and Cash Equivalents	₪ 135,832	₪ 451,784
Short term Investments	3,030	3,030
Trade and Other Account Receivables	44,460	247,867
Loans Granted	551,463
Total Current Assets	734,785	702,681
Intangible Assets and Fixed Assets	1,419	3,395
Investment and advances in account of Investment	205,000
Long Term Loans Granted	47,752
Total non-current assets	254,171	3,395
Total Assets	988,956	706,076
Current Liabilities
Short term loans from Banking Institutions	16,622	46,618
Trade payables	14,505	2,604
Other accounts payables (Including related parties, See Note 15)	2,819,547	2,699,585
Total Current Liabilities	2,850,674	2,748,807
Long-Term Liabilities
Loans from Banking Institutions		16,218
Shareholders’ Deficit
Convertible preferred stock, NIS 0.01 par value 10,000,000 shares authorized, issued and outstanding as of December 31, 2023 and 2022.	100,000	100,000
Common stock, NIS 0.01 par value 990,000,000 share authorized; 2,282,124 issued and outstanding shares as of December 31, 2023 and 2022.	22,821	22,821
Additional paid-in capital	1,049,703	1,049,703
Accumulated Deficit	(3,034,242)	(3,231,473)
Total Shareholders’ Deficit	(1,861,718)	(2,058,949)
Total Liabilities and Shareholders’ Deficit	₪ 988,956	₪ 706,076